SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS:

a.	On February 15, 2023, VBL entered into an Asset Purchase Agreement which closed on March 9, 2023. For more details see Note 1.

b.	On February 22, 2023, VBL entered into Merger Agreement with Notable and Vibrant Merger Sub, Inc., a Delaware corporation and VBL’s direct, wholly-owned subsidiary (“Merger Sub”). For more details see Note 1.